Debt - Australian Dollar Term Loan (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Mar. 18, 2022	Dec. 31, 2021 AUD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)
Debt Instrument [Line Items]
Debt (inclusive of discount)			$ 10,328,276		$ 9,364,451		$ 8,797,424
Australian Dollar Term Loan
Debt Instrument [Line Items]
Debt (inclusive of discount)			$ 226,517		$ 223,182	$ 350,000	243,152
Par					99.00%	99.00%
Amount of quarterly installments based on the original principal		$ 8,750
Australian Dollar Term Loan | BBSY
Debt Instrument [Line Items]
Debt (inclusive of discount)				$ 305,889	$ 223,530	$ 307,813	$ 244,014	$ 316,563
Debt instrument, basis spread on variable rate	3.625%	3.875%
Effective interest rate (as a percent)			3.90%	3.90%	4.00%	4.00%	3.90%	3.90%